UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Mid Cap Value Fund

January 31, 2010

	Number of
	Shares	Value
Common Stock – 92.14%
Basic Industry – 9.64%
Celanese Class A	3,200	$93,120
Cliffs Natural Resources	3,600	143,820
†Crown Holdings	4,700	111,907
Cytec Industries	4,400	164,164
FMC	4,700	239,418
†Owens-Illinois	4,400	119,768
Sigma-Aldrich	2,200	105,270
		977,467
Business Services – 2.19%
Brink's	2,200	51,436
Donnelley (R.R.) & Sons	4,200	83,244
Manpower	1,700	88,043
		222,723
Capital Spending – 6.76%
Cummins	3,300	149,028
†Energizer Holdings	1,100	61,050
Gardner Denver	2,500	99,625
KBR	5,200	97,396
Parker Hannifin	1,700	95,047
Regal Beloit	2,000	94,800
Republic Services	3,300	88,407
		685,353
Consumer Cyclical – 3.54%
Borg Warner	3,300	115,797
Eaton	1,100	67,364
Horton (D.R.)	4,500	53,055
Johnson Controls	4,400	122,452
		358,668
Consumer Services – 9.87%
†Dollar Tree	1,500	74,280
Fortune Brands	1,700	70,669
Gap	6,200	118,296
Hasbro	2,800	85,540
Macy's	6,000	95,580
Marriott International Class A	4,447	116,645
Meredith	1,700	52,666
PETsMART	3,800	97,850
Ross Stores	2,100	96,453
Tiffany	2,800	113,708
VF	1,100	79,233
		1,000,920
Consumer Staples – 4.85%
Del Monte Foods	14,300	162,734
Herbalife	3,100	120,435
Reynolds American	3,300	175,560
†Smithfield Foods	2,200	33,132
		491,861
Energy – 10.56%
El Paso	9,200	93,380
†Encore Acquisition	2,100	100,002
ENSCO International ADR	2,800	109,284
EQT	2,100	92,442
†Forest Oil	4,300	103,716
†Newfield Exploration	4,400	215,336
Questar	2,200	91,256
†Rowan	4,400	94,512
Sempra Energy	1,700	86,275
Williams	4,100	85,444
		1,071,647

Financial Services – 16.29%
American Financial Group	4,400	109,164
Associated Banc-Corp	2,800	35,616
BancorpSouth	4,200	96,096
Bank of Hawaii	2,800	127,344
Berkley (W.R.)	6,000	145,979
Cullen/Frost Bankers	2,200	112,904
Federated Investors Class B	3,900	98,982
First Horizon National	7,801	101,024
HCC Insurance Holdings	3,500	94,850
Loews	2,800	100,156
Northern Trust	1,100	55,572
Raymond James Financial	3,900	98,709
Regions Financial	8,600	54,610
Reinsurance Group of America	2,200	107,184
StanCorp Financial Group	1,400	60,172
Torchmark	2,200	98,780
Validus Holdings	4,279	113,394
Zions Bancorporation	2,200	41,734
		1,652,270
Health Care – 5.71%
Becton, Dickinson	2,200	165,814
McKesson	2,200	129,404
Service Corporation International	13,100	100,477
Universal Health Services Class B	3,400	99,144
†Watson Pharmaceuticals	2,200	84,414
		579,253
Real Estate – 3.16%
Boston Properties	1,300	84,331
Brandywine Realty Trust	6,500	72,995
Highwoods Properties	4,700	141,987
Kimco Realty	1,700	21,454
		320,767
Technology – 12.06%
†Adobe Systems	3,900	125,970
†Agilent Technologies	3,200	89,696
†Alliant Techsystems	600	47,382
†Avnet	4,000	105,760
†Computer Sciences	2,200	112,860
†Compuware	9,000	68,310
Goodrich	2,200	136,202
National Semiconductor	6,700	88,842
Rockwell Automation	2,200	106,128
†Sybase	3,100	126,077
†Synopsys	6,500	138,255
†Thermo Fisher Scientific	1,700	78,455
		1,223,937
Transportation – 2.13%
Canadian National Railway	2,100	104,853
CSX	2,600	111,436
		216,289
Utilities – 5.38%
CenturyTel	2,200	74,822
Edison International	3,400	113,288
PPL	3,900	115,011
Public Service Enterprise Group	4,400	134,596
Wisconsin Energy	2,200	107,668
		545,385
Total Common Stock (cost $9,405,562)		9,346,540
	Principal
	Amount
≠Discount Note – 7.14%
Federal Home Loan Bank 0.03% 2/1/10	$724,003	724,003
Total Discount Note (cost $724,003)		724,003
Total Value of Securities – 99.28%
(cost $10,129,565)		10,070,543

Receivables and Other Assets Net of Liabilities (See Notes) – 0.72%	73,636
Net Assets Applicable to 1,433,022 Shares Outstanding – 100.00%	$10,144,179

≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds I – Delaware Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2009), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$10,177,988
Aggregate unrealized appreciation	$762,746
Aggregate unrealized depreciation	(870,191)
Net unrealized depreciation	$(107,445)

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $1,095,333 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $131,134 expires in 2016 and $964,199 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2010:

	Level 1	Level 2	Total
Common Stock	$9,346,540	$-	$9,346,540
Short-Term	-	742,003	724,003
Total	$9,346,540	$742,003	$10,070,543

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending October 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of January 31, 2010.

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

6. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to January 31, 2010 through March 25, 2010, the date of issuance of the Fund's schedule of investments, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: